CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 33,007,427	$ (2,256,880)	$ 14,690,701
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	10,147,362	14,213,841	13,370,377
Depreciation and amortization	2,838,552	2,749,144	1,338,968
Unrealized fair value change of financial instruments held, at fair value	(16,142,109)	1,474,009	(1,081,873)
Loss on disposal of subsidiaries			115,681
Loss (gain) from equity investments, including impairments	(6,889)	474,347	571,440
Allowance for doubtful accounts	363,417	464,114	426,953
Loss on disposal of property and equipment			24,844
Foreign currency exchange loss (gain)	3,122,874	(2,419,693)	3,265,271
Deferred tax (benefit) expense	3,206,495	(1,264,080)	(662,310)
Interest expense from convertible bonds	2,550,208	2,486,151	1,294,203
Fair value change from convertible bonds			(4,194,848)
Changes in operating assets and liabilities:
Financial instruments held, at fair value	(249,167,561)	(159,651,795)	(2,258,578)
Receivables from customers	(108,963,426)	19,787,135	(292,868,761)
Receivables from brokers, dealers and clearing organizations	415,068,652	(77,163,404)	(82,000,320)
Amounts due from/to related parties	6,468,157	(3,399,187)	3,084,210
Prepaid expenses and other current assets	(4,719,181)	3,190,957	(4,350,422)
Operating lease right-of-use assets	4,892,207	(7,346,572)	667,243
Other non-current assets	(550,983)	239,238	(1,072,518)
Payables to customers	(83,098,889)	486,912,633	810,443,951
Payables to brokers, dealers and clearing organizations	(23,848,815)	(32,217,431)	(52,871,884)
Accrued expenses and other current liabilities	4,604,199	4,017,887	6,590,630
Operating lease liabilities	(4,969,139)	8,177,202	(1,504,339)
Deferred income	(1,368,912)	(407,017)	185,337
Net cash provided by (used in) operating activities	(6,566,354)	258,060,599	413,203,956
Cash flows from investing activities:
Purchase of property, equipment and intangible assets	(2,764,030)	(4,888,631)	(4,967,842)
Disposal of property, equipment and intangible assets			3,308
Payment for long-term investments	(500,000)	(243,289)	(2,450,736)
Cash paid for acquisition, net of cash acquired			2,584,303
Cash-segregated for regulatory purpose acquired from acquisition			2,166,432
Repayment of loans from related parties			110,487
Cash received from disposal of a subsidiary			79,634
Purchase of term deposits	(4,225,412)		(17,460,305)
Maturity of term deposits	74,679	2,072,574	33,088,423
Advances to employees	(342,686)	(641,069)	(126,779)
Loans to related parties			(2,155,038)
Dividend received	6,889	88,414	46,938
Net cash provided by (used in) investing activities	(7,750,560)	(3,612,001)	10,918,825
Cash flows from financing activities:
Proceeds received from issuance of convertible bonds			154,909,777
Proceeds received from redeemable non-controlling interests	1,680,036	4,356,074
Net proceeds received from follow-on public offering (net of offering cost of US$1,215,162)			175,421,594
Capital contribution from non-controlling interests		7,850
Proceeds received from issuance of Class A Ordinary Shares upon settlement of share-based awards	140,383	366,537	549,984
Net cash provided by financing activities	1,820,419	4,730,461	330,881,355
Increase (decrease) in cash, cash equivalents and restricted cash	(12,496,495)	259,179,059	755,004,136
Effect of exchange rate changes	(3,478,233)	(4,335,485)	(1,718,832)
Cash, cash equivalents and restricted cash at beginning of the year	1,955,728,529	1,700,884,955	947,599,651
Cash, cash equivalents and restricted cash at end of the year	1,939,753,801	1,955,728,529	1,700,884,955
Cash, cash equivalents and restricted cash:
Cash and cash equivalents	322,599,616	277,660,847	269,057,708
Cash-segregated for regulatory purpose	1,617,154,185	1,678,067,682	1,431,827,247
Supplemental disclosure of cash flow information:
Income taxes paid (net of refunds)	$ 13,324,309	$ 2,126,572	5,586,372
Acquisition consideration paid			$ 1,079,830